                         WAYNE HUMMER INVESTMENT TRUST

Prospectus
March 28, 2001

    The following information updates certain financial information contained in pages 2, 4, 6, 8, and 35-37 of the Trust's prospectus dated July 31, 2000, which is hereby incorporated by reference subject to the following changes:

    Page 2. The Information following the caption "Performance/Risk Information" is replaced by the following:

CorePortfolio Fund

Performance/Risk Information

    The bar chart and table below provide an indication of the risk of investing in the Core Portfolio Fund. The bar chart shows the Core Portfolio Fund's performance in each calendar year since the Fund commenced operations. The table shows how the Core Portfolio Fund's annual return for one calendar year compares with those of a broad-based securities market index over the same period. The Core Portfolio Fund's shares are sold subject to a sales charge (load). This sales charge is not reflected in the bar chart below. If this sales charge was reflected, the Core Portfolio Fund's returns would have been less than those shown. Of course, the Core Portfolio Fund's past performance does not indicate how it will perform in the future.

                      [BAR CHART OF ANNUAL TOTAL RETURNS]

                                              2000
                                            -------
                                            (17.9%)


    During the period shown in the bar chart, the Core Portfolio Fund's highest quarterly return was 2.77% (quarter ended March 31, 2000), and the Core Portfolio Fund's lowest quarterly return was (10.10%) (quarter ended December 31, 2000).

         Average Annual Total Returns for Year Ended December 31, 2000

                                                         1 Year  Life of Fund/1/
                                                         ------- ---------------
   Wayne Hummer CorePortfolio Fund/2/ .................. (19.5%)     (5.7%)
   S&P 500 Index........................................  (9.1%)     0.78%

-----------
/1/The Fund began operations on August 1, 1999.
/2/The total returns reflect a 2.00% sales charge.

    Page 4. The information under the caption "Performance/Risk Information" is replaced by the following:

Growth Fund
Performance/Risk Information

    The bar chart and table below provide an indication of the risk of investing in the Growth Fund. The bar chart shows the Growth Fund's performance in each calendar year over a ten-year period. The table shows how the Growth Fund's average annual returns for one, five, and ten calendar years compare with those of two broad-based securities market indices over the same periods. The Growth Fund's shares are sold subject to a sales charge (load) for new accounts opened after August 1, 1999. This sales charge is not reflected in the bar chart below. If this sales charge was reflected, the Growth Fund's returns would have been less than those shown. Of course, the Growth Fund's past performance does not indicate how it will perform in the future.

                      [BAR CHART OF ANNUAL TOTAL RETURNS]

1991   1992   1993  1994   1995   1996   1997   1998   1999   2000
-----  -----  ----- -----  -----  -----  -----  -----  -----  -----
28.86% 10.36% 3.58% -0.91% 24.82% 11.88% 30.19% 17.55% 38.17% -3.73%

    During the period shown in the bar chart, the Growth Fund's highest quarterly return was 31.45% (quarter ended December 31, 1999), and the Growth Fund's lowest quarterly return was -12.28% (quarter ended September 30, 1998).

        Average Annual Total Returns for Years Ended December 31, 2000

                                                               5    10   Life of
                                                      1 Year Years Years Fund/1/
                                                      ------ ----- ----- -------
   Wayne Hummer Growth Fund/2/ ...................... (5.7%) 17.4% 15.1%  13.9%
   S&P 500 Index..................................... (9.1%) 18.3% 17.4%  16.3%
   Russell Mid-Cap Index.............................  8.3%  16.7% 18.3%  15.7%

-----------
/1/  The Fund began operations on December 30, 1983.
/2/  The total returns reflect a 2.00% sales charge.

    Page 6. The information under the caption "Performance/Risk Information" is replaced by the following:

Income Fund
Performance/Risk Information

    The bar chart and table below provide an indication of the risk of investing in the Income Fund. The bar chart shows the Income Fund's performance in each calendar year since the Fund commenced operations. The table shows how the Income Fund's average annual returns for one and five calendar years and for the period since the Fund commenced operations compare with those of a broad-based securities market index over the same period. The Income Fund's shares are sold subject to a sales charge (load) for new accounts opened after August 1, 1999. This sales charge is not reflected in the bar chart below. If this sales charge were reflected, the Income Fund's returns would have been less than those shown. Of course, the Income Fund's past performance does not indicate how it will perform in the future.

                      [BAR CHART OF ANNUAL TOTAL RETURNS]

 1993   1994    1995    1996    1997    1998    1999    2000
-------------------------------------------------------------
10.69% -2.47%  15.54%   3.50%   9.02%   7.37%  -1.12%   8.50%

    During the period shown in the bar chart, the Income Fund's highest quarterly return was 4.71% (quarter ended March 31, 1995), and the Income Fund's lowest quarterly return was -1.95% (quarter ended March 31, 1994).

        Average Annual Total Returns for Years Ended December 31, 2000

                                                  1 Year 5 Years Life of Fund/1/
                                                  ------ ------- ---------------
   Wayne Hummer Income Fund/2/ .................    7.4%   5.2%        6.1%
   Merrill Lynch Intermediate Corporate and
     Government Index of 1-9.99 Year Maturities.   10.1%   6.1%        6.7%

-----------
/1/The Fund began operations on December 1, 1992.
/2/The total returns reflect a 1.00% sales charge.

    Page 8. The information under the caption "Performance/Risk Information" is replaced by the following:

Money Market

Performance/Risk Information

    The bar chart and table below provide an indication of the risk of investing in the Money Market Fund. On July 30, 1999, the Wayne Hummer Money Fund Trust (the "Predecessor Fund") was merged into the Money Market Fund solely to change its form of legal entity; all historical performance information prior to July 30, 1999, set forth below reflects the performance of the Predecessor Fund. The bar chart shows the Predecessor Fund's performance in each calendar year over a ten-year period. The table shows the average annual returns for one, five, and ten calendar years of the Predecessor Fund (prior to July 30, 1999) and the Money Market Fund (after July 30, 1999) and since inception. Of course, the Funds' past performance does not indicate how the Money Market Fund will perform in the future.

[BAR CHART OF ANNUAL TOTAL RETURNS]

1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
-----------------------------------------------------------------------------
5.43%   3.10%   2.45%   3.53%   5.31%   4.82%   5.00%   4.98%   4.60%   5.83%


    During the period shown in the bar chart, the Predecessor Fund's highest quarterly return was 1.51% (quarter ended March 31, 1991), and the Predecessor Fund's lowest quarterly return was 0.60% (quarter ended June 30, 1993).

        Average Annual Total Returns for Years Ended December 31, 2000

                                                                        Life of
                                                1 Year 5 Years 10 Years Fund/2/
                                                ------ ------- -------- -------
   Predecessor Fund/Money Market Fund/1/ ......  5.8%   5.1%     4.5%    6.1%

-----------
/1/ Performance information for period prior to July 30, 1999, reflects the performance of the Predecessor Fund.
/2 /The Predecessor Fund began operations on April 2, 1982.

    The Money Market Fund's seven-day yield as of December 31, 2000 was 5.87%. Investors may call 1-800-621-4477 to obtain the Money Market Fund's current seven-day yield.

    Page 35-37. The information under the caption "Financial Highlights" is replaced by the following:

                             Financial Highlights

    The following financial highlights table is intended to help you understand the Funds' financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with each Fund's financial statements, is included in the Funds' most recent annual report to shareholders. You may have the Funds' annual report sent to you without charge by contacting Wayne Hummer.

Wayne Hummer CorePortfolio Fund

                                                          April 1,
                                                            2000-     August 2,
                                                        September 30,   1999-
                                                            2000      March 31,
                                                         (unaudited)    2000
                                                        ------------- ---------
Net Asset Value, Beginning of Period...................    $ 11.49     $  9.80
                                                           -------     -------
Income from Investment Operations
Net Investment Income..................................      0.006        0.02
                                                           -------     -------
Net Realized and Unrealized Gain on Investments........     (1.281)       1.69
                                                           -------     -------
Total from Investment Operations.......................     (1.275)       1.71
Less Distributions
Dividends from Net Investment Income...................     (0.005)      (0.02)
                                                           -------     -------
Distributions from Net Realized Gain on Investments....        --          --
                                                           -------     -------
Total Distributions....................................     (0.005)      (0.02)
                                                           -------     -------
Net Asset Value, End of Period.........................    $ 10.21     $ 11.49
                                                           =======     =======
Total Return (c) (d)...................................     (11.10%)     17.41%
                                                           =======     =======
Ratios/Supplemental Data
Net Assets, End of Period (000's)......................    $27,423     $26,983
Ratio of Total Expenses to Average Net Assets (a) (b)..       0.75%       0.75%
Ratio of Net Investment Income to Average Net Assets
  (a) (b)..............................................       0.12%       0.30%
Portfolio Turnover Rate................................         25%         28%

Notes to Financial Highlights
a.) During the six month period ended September 30, 2000, and the fiscal period ended March 31, 2000, expense in excess of the expense limitation were reimbursable from the Investment Adviser. Absent the expense limitation, the ratio of expenses to average net assets would have increased, and the ratio of net investment income to average net assets would have decreased by 0.05% and 0.04%, respectively.
b.) Ratios have been determined on an annualized basis.
c.) Excludes 2% sales charge.
d.) Total return is not annualized.

                                                    Wayne Hummer Growth Fund
                                                      Year Ended March 31,
                                          ------------------------------------------------
                           Six Months
                              Ended
                          September 30,
                              2000
                           (unaudited)      2000      1999      1998      1997      1996
                          -------------   --------  --------  --------  --------  --------
Net Asset Value,
 Beginning of Period....    $  46.83      $  36.66  $  36.10  $  28.03  $  26.37  $  23.43
                            --------      --------  --------  --------  --------  --------
Income from Investment
 Operations
Net Investment Income...        0.02          0.06      0.14      0.19      0.26      0.32
Net Realized and
 Unrealized Gain on
 Investments............       (2.09)        14.17      2.09     10.57      2.69      3.41
                            --------      --------  --------  --------  --------  --------
  Total from Investment
   Operations...........       (2.07)        14.23      2.23     10.76      2.95      3.73
                            --------      --------  --------  --------  --------  --------
Less Distributions
 Dividends from Net
  Investment Income.....       (0.01)        (0.07)    (0.16)    (0.20)    (0.29)    (0.31)
 Distributions from Net
  Realized Gain on
  Investments...........       (2.03)        (3.99)    (1.51)    (2.49)    (1.00)    (0.48)
                            --------      --------  --------  --------  --------  --------
  Total Distributions...       (2.04)        (4.06)    (1.67)    (2.69)    (1.29)    (0.79)
                            --------      --------  --------  --------  --------  --------
Net Asset Value, End of
 Period.................    $  42.72      $  46.83  $  36.66  $  36.10  $  28.03  $  26.37
                            ========      ========  ========  ========  ========  ========
Total Return(a).........       (4.56%)       41.33%     6.37%    40.57%    11.61%    16.15%
                            ========      ========  ========  ========  ========  ========
Ratios/Supplemental Data
 Net Assets, End of
  Period (000's)........    $173,810      $185,665  $139,494  $140,743  $104,214  $102,608
 Ratio of Total Expenses
  to Average Net Assets.        0.96%(b)      0.95%     0.94%     0.96%     0.99%     1.06%
 Ratio of Net Investment
  Income to Average Net
  Assets................        0.07%(b)      0.15%     0.41%     0.58%     0.97%     1.29%
 Portfolio Turnover
  Rate..................           6%           10%       12%        7%        9%        6%

-----------
(a) Does not include 2% sales charge imposed on accounts opened after August 1, 1999.
(b) Determined on an annualized basis.

                           Six Months
                              Ended             Wayne Hummer Income Fund
                          September 30,           Year Ended March 31,
                              2000       -------------------------------------------
                           (unaudited)    2000     1999     1998     1997     1996
                          -------------  -------  -------  -------  -------  -------
Net Asset Value,
 Beginning of Period....     $ 14.65     $ 15.21  $ 15.38  $ 14.66  $ 14.95  $ 14.69
                             -------     -------  -------  -------  -------  -------
Income from Investment
 Operations
 Net Investment Income..        0.43        0.90     0.89     0.94     0.92     1.02
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........        0.10       (0.56)   (0.17)    0.72    (0.29)    0.26
                             -------     -------  -------  -------  -------  -------
  Total from Investment
   Operations...........        0.53        0.34     0.72     1.66     0.63     1.28
                             -------     -------  -------  -------  -------  -------
Less Distributions
 Dividends from Net
  Investment Income.....       (0.43)      (0.90)   (0.89)   (0.94)   (0.92)   (1.02)
 Distributions from Net
  Realized Gain on
  Investments ..........         --          --       --       --       --       --
                             -------     -------  -------  -------  -------  -------
  Total Distributions...       (0.43)      (0.90)   (0.89)   (0.94)   (0.92)   (1.02)
                             -------     -------  -------  -------  -------  -------
Net Asset Value, End of
 Period.................     $ 14.75     $ 14.65  $ 15.21  $ 15.38  $ 14.66  $ 14.95
                             =======     =======  =======  =======  =======  =======
Total Return(a).........        3.69%       2.03%    4.74%   11.25%    4.32%    8.79%
                             =======     =======  =======  =======  =======  =======
Ratios/Supplemental Data
 Net Assets, End of
  Period (000's)........     $17,215     $18,033  $20,327  $21,304  $21,998  $25,398
 Ratio of Total Expenses
  to Average Net Assets.        1.04%(b)    1.02%    1.01%    1.01%    1.01%    0.91%
 Ratio of Net Investment
  Income to Average Net
  Assets................        5.96%(b)    5.78%    5.78%    6.00%    6.25%    6.80%
 Portfolio Turnover
  Rate..................          10%         11%      37%      28%      39%      46%

-----------
(a) Does not include 1% sales charge imposed on accounts opened after August 1, 1999.
(b) Determined on an annualized basis.

                           Six Months
                              Ended            Wayne Hummer Money Market Fund(a)
                          September 30,               Year Ended March 31,
                              2000        ------------------------------------------------
                           (unaudited)      2000      1999      1998      1997      1996
                          -------------   --------  --------  --------  --------  --------
Net Asset Value,
 Beginning of Period....    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                            --------      --------  --------  --------  --------  --------
Income from Investment
 Operations
 Net Investment Income..        0.03          0.05      0.04      0.04      0.04      0.05
 Less Dividends from Net
  Investment Income.....       (0.03)        (0.05)    (0.04)    (0.04)    (0.04)    (0.05)
                            --------      --------  --------  --------  --------  --------
Net Asset Value, End of
 Period.................    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                            ========      ========  ========  ========  ========  ========
Total Return............        2.91%         4.85%     4.82%     5.07%     4.80%     5.18%
Ratios/Supplemental Data
 Net Assets, End of
  Period (000's)........    $350,842      $361,187  $350,973  $298,908  $238,238  $226,273
 Ratio of Total Expenses
  to Average Net Assets.        0.73%(b)      0.72%     0.71%     0.72%     0.74%     0.79%
 Ratio of Net Investment
  Income to Average Net
  Assets................        5.75%(b)      4.74%     4.70%     4.96%     4.70%     5.04%

-----------
(a) The information in this table for periods prior to July 31, 1999, represents the performance of the Predecessor Fund, which was merged into the Money Market Fund on that date solely to change its form of legal entity.
(b) Determined on an annualized basis.